Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Jun. 09, 2016
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2016